Eaton Vance
Greater China Growth Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
China — 71.3%
Automobile Components — 0.8%
Hesai Group ADR(1)	50,000	$ 377,500
		$ 377,500
Automobiles — 1.7%
BYD Co., Ltd., Class H	27,000	$ 815,332
		$ 815,332
Banks — 3.2%
China Merchants Bank Co., Ltd., Class H	330,500	$ 1,536,875
		$ 1,536,875
Beverages — 4.2%
Kweichow Moutai Co., Ltd., Class A	4,400	$ 1,010,208
Nongfu Spring Co., Ltd., Class H(2)	181,800	974,736
		$ 1,984,944
Broadline Retail — 5.3%
PDD Holdings, Inc. ADR(1)	38,758	$ 2,531,673
		$ 2,531,673
Chemicals — 0.6%
Sinofibers Technology Co., Ltd., Class A	43,300	$ 289,937
		$ 289,937
Electrical Equipment — 1.9%
NARI Technology Co., Ltd., Class A	239,184	$ 923,082
		$ 923,082
Electronic Equipment, Instruments & Components — 0.8%
Shanghai Friendess Electronic Technology Corp., Ltd., Class A(1)	13,165	$ 370,413
		$ 370,413
Food Products — 2.2%
Anjoy Foods Group Co., Ltd., Class A	47,600	$ 1,031,677
		$ 1,031,677
Health Care Equipment & Supplies — 4.2%
iRay Technology Co., Ltd., Class A	16,024	$ 633,075
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	26,900	$ 1,139,598
Sonoscape Medical Corp., Class A	28,900	236,940
		$ 2,009,613
Hotels, Restaurants & Leisure — 7.8%
Atour Lifestyle Holdings, Ltd. ADR(1)	11,507	$ 185,953
Luckin Coffee, Inc. ADR(1)	14,596	263,166
Meituan, Class B(1)(2)	233,110	3,273,162
		$ 3,722,281
Household Durables — 2.7%
Gree Electric Appliances, Inc., Class A	273,446	$ 1,270,753
		$ 1,270,753
Interactive Media & Services — 14.5%
Tencent Holdings, Ltd.	173,800	$ 6,878,016
		$ 6,878,016
Life Sciences Tools & Services — 3.3%
WuXi Biologics Cayman, Inc.(1)(2)	303,500	$ 1,553,851
		$ 1,553,851
Machinery — 2.4%
Dongguan Yiheda Automation Co., Ltd., Class A	92,520	$ 561,264
Leader Harmonious Drive Systems Co., Ltd., Class A	23,542	470,684
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	23,200	119,257
		$ 1,151,205
Personal Care Products — 0.7%
Proya Cosmetics Co., Ltd., Class A	19,320	$ 326,526
		$ 326,526
Real Estate Management & Development — 6.0%
KE Holdings, Inc. ADR(1)	113,920	$ 1,622,221
Onewo, Inc., Class H(1)	371,300	1,244,030
		$ 2,866,251
Semiconductors & Semiconductor Equipment — 2.9%
LONGi Green Energy Technology Co., Ltd., Class A	237,287	$ 962,198
StarPower Semiconductor, Ltd., Class A	12,900	395,937
		$ 1,358,135
Specialty Retail — 1.6%
China Tourism Group Duty Free Corp., Ltd.(1)(2)	46,300	$ 737,235
		$ 737,235

Eaton Vance
Greater China Growth Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.5%
ANTA Sports Products, Ltd.	125,000	$ 1,277,587
Li Ning Co., Ltd.	161,000	865,056
		$ 2,142,643
Total China (identified cost $38,248,462)		$33,877,942
Hong Kong — 25.7%
Beverages — 2.5%
China Resources Beer Holdings Co., Ltd.	186,000	$ 1,174,136
		$ 1,174,136
Food Products — 3.3%
China Mengniu Dairy Co., Ltd.(1)	400,000	$ 1,554,658
		$ 1,554,658
Hotels, Restaurants & Leisure — 4.4%
Galaxy Entertainment Group, Ltd.(1)	196,000	$ 1,216,091
Sands China, Ltd.(1)	266,400	863,880
		$ 2,079,971
Insurance — 14.2%
AIA Group, Ltd.	701,400	$ 6,742,696
		$ 6,742,696
Machinery — 1.3%
Morimatsu International Holdings Co., Ltd.(1)	733,000	$ 635,353
		$ 635,353
Total Hong Kong (identified cost $6,439,498)		$12,186,814
Taiwan — 1.7%
Semiconductors & Semiconductor Equipment — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	45,839	$ 829,587
Total Taiwan (identified cost $95,471)		$ 829,587
Total Common Stocks (identified cost $44,783,431)		$46,894,343
Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(3)	581,090	$ 581,090
Total Short-Term Investments (identified cost $581,090)		$ 581,090
Total Investments — 99.9% (identified cost $45,364,521)		$47,475,433
Other Assets, Less Liabilities — 0.1%		$ 23,933
Net Assets — 100.0%		$47,499,366
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $6,538,984 or 13.8% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Greater China Growth Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2023.
Affiliated Investments
At May 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $581,090, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,624,187	$20,579,256	$(22,622,353)	$ —	$ —	$581,090	$44,989	581,090
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 6,878,016	$ —	$ 6,878,016
Consumer Discretionary	3,358,292	10,319,096	—	13,677,388
Consumer Staples	—	6,071,941	—	6,071,941
Financials	—	8,279,571	—	8,279,571
Health Care	633,075	2,930,389	—	3,563,464
Industrials	—	2,709,640	—	2,709,640
Information Technology	—	2,558,135	—	2,558,135
Materials	—	289,937	—	289,937
Real Estate	1,622,221	1,244,030	—	2,866,251
Total Common Stocks	$5,613,588	$41,280,755*	$ —	$46,894,343
Short-Term Investments	$ 581,090	$ —	$ —	$ 581,090
Total Investments	$6,194,678	$41,280,755	$ —	$47,475,433
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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